DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 11, 2025 subsidiary $ / shares shares
Class of Warrant or Right [Line Items]
Wholly owned indirect subsidiaries | subsidiary			2
Termination fee | $		$ 1.5
Professional Fees
Class of Warrant or Right [Line Items]
Legal and other advisory fees and retention bonus costs | $		3.0
Labor and Related Expense
Class of Warrant or Right [Line Items]
Legal and other advisory fees and retention bonus costs | $		$ 1.2
Katapult Common Stock
Class of Warrant or Right [Line Items]
Contributed to and exchanged for shares (in USD per share) | $ / shares			$ 0.0001
CCF Holdings LLC
Class of Warrant or Right [Line Items]
Exchange number of units (in share) | shares		11,011,927	11,011,927
Collectively converted solely into the right to receive an aggregate (in shares) | shares		58,516,558
Warrants (in shares) | shares		244,146
Aaron's Intermediate Holdco. Inc
Class of Warrant or Right [Line Items]
Exchange number of units (in share) | shares		943,580	943,580
Collectively converted solely into the right to receive an aggregate (in shares) | shares		11,369,237
Merger Agreements
Class of Warrant or Right [Line Items]
Stockholders are expected to hold approximately		6.00%
Termination fee | $	$ 1.5	$ 1.5
Legal and other advisory fees and retention bonus costs | $	$ 1.7	$ 4.2
Merger Agreements | CCF Holdings LLC
Class of Warrant or Right [Line Items]
Stockholders are expected to hold approximately		79.90%
Merger Agreements | Aaron's Intermediate Holdco. Inc
Class of Warrant or Right [Line Items]
Stockholders are expected to hold approximately		14.10%